CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
NET LOSS	$ 4,647	$ 3,432	$ 7,732	$ 3,473
OTHER COMPREHENSIVE INCOME:
Net unrealized amounts from available for sale securities		(33)	(18)	(41)
Changes in securities reclassified into net loss		$ 2	(67)	$ 11
Net unrealized changes in derivative financial instruments	$ (73)		(58)
TOTAL OTHER COMPREHENSIVE INCOME	(73)	$ (31)	(143)	$ (30)
TOTAL COMPREHENSIVE LOSS	$ 4,574	$ 3,401	$ 7,589	$ 3,443